Revenue - Impact of new revenue guidance on balance sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade and other receivables	$ 1,463.5	$ 1,314.0
Prepaid expenses and other current assets	343.4	176.3
Total current assets	2,743.3	1,910.5
Other non-current assets	489.5	432.8
Total assets	6,546.0	5,793.4
Accounts payable and accrued expenses	1,047.7	771.2
Accrued compensation	817.9	864.8
Total current liabilities	2,038.7	1,965.6
Deferred tax liabilities	136.4	157.5
Other non-current liabilities	366.6	386.9
Total liabilities	5,185.9	5,294.0
Accumulated deficit	(1,298.4)	(1,148.5)		$ (493.0)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,360.1	499.4	$ 585.5		$ 1,025.6
Total liabilities and shareholders’ equity	6,546.0	$ 5,793.4
Balance Without Adoption of Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade and other receivables	1,410.7
Prepaid expenses and other current assets	182.8
Total current assets	2,529.9
Other non-current assets	463.7
Total assets	6,306.8
Accounts payable and accrued expenses	994.9
Accrued compensation	709.8
Total current liabilities	1,877.8
Deferred tax liabilities	119.3
Other non-current liabilities	347.7
Total liabilities	4,989.0
Accumulated deficit	(1,341.2)
Accumulated other comprehensive loss	(153.9)
Total equity	1,317.8
Total liabilities and shareholders’ equity	6,306.8
Accounting Standards Update 2014-09 | Adoption Impact
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade and other receivables	52.8
Prepaid expenses and other current assets	160.6
Total current assets	213.4
Other non-current assets	25.8
Total assets	239.2
Accounts payable and accrued expenses	52.8
Accrued compensation	108.1
Total current liabilities	160.9
Deferred tax liabilities	17.1
Other non-current liabilities	18.9
Total liabilities	196.9
Accumulated deficit	42.8
Accumulated other comprehensive loss	(0.5)
Total equity	42.3
Total liabilities and shareholders’ equity	$ 239.2